Condensed Statements of Cash Flows (USD $)	9 Months Ended		47 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash Flows Used In Operating Activities:
Net Loss	$ (18,571,077)		$ (19,034,518)
Adjustments to reconcile net loss to net cash used in operations
Common stock issued for services	13,750	0	14,250
Common stock issued for intellectual property	17,644,999	0	17,644,999
Beneficial conversion feature in stock conversion	50,000	0	50,000
In-kind contribution of services	289,600	3,900	305,900
In-kind contribution of interest	12,824		54,448
Depreciation and amortization expense	786	735	3,321
Changes in operating assets and liabilities:
Increase in inventory	(11,005)	0	(11,005)
Increase in prepaid	(6,437)	0	(6,437)
Increase in accounts payable and accrued expenses	62,747	4,388	73,537
Net Cash Used In Operating Activities	(513,813)	(22,579)	(905,505)
Cash Flows From Investing Activities:
Purchase of Fixed Assets	(2,961)	0	(7,869)
Net Cash Used In Investing Activities	(2,961)	0	(7,869)
Cash Flows From Financing Activities:
Proceeds from loan payable	0	0	325,750
Proceeds from loan payable - related party	11,856	0	11,856
Proceeds from convertible note payabe	50,000	0	50,000
Repayments of loan payable	(285,750)	0	(325,750)
Purchase of treasury stock	0	0	(93,000)
Proceeds from issuance of common stock	3,300,937	22,500	3,504,787
Net Cash Provided by Financing Activities	3,077,043	22,500	3,473,643
Net Increase in Cash	2,560,269	(79)	2,560,269
Cash at Beginning of Year/Period	0	79	0
Cash at End of Year/Period	2,560,269	0	2,560,269
Supplemental disclosure of cash flow information:
Cash paid for interest	1,750	0	1,750
Cash paid for taxes	$ 0	$ 0	$ 127